Income Taxes - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ 140,361	$ 136,575
Tax benefit related to tax losses	0	3,600
Closure and decommissioning costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(16,002)	(9,105)
Tax losses, resource pools and mining tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(112,188)	(29,195)
Deductible Mexican mining taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(2,701)	(2,974)
Tax credit resulting from Mexican de-consolidation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	0	(698)
Accounts payable and accrued liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(16,865)	(6,726)
Trade and other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(17,194)	(15,756)
Provision for doubtful debts and inventory adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	7,145	11,752
Mineral properties, plant, and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	278,707	169,703
Estimated sales provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	23,026	19,746
Other temporary differences and provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(3,567)	(172)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	(49,600)	$ (98,400)
Resource pools
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets/liabilities	$ (62,600)